[logo] PIONEER Investments(R)







                                                 January 3, 2008

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:       Pioneer Series Trust V (the "Trust")
          (File Nos. 333-129005 and 811-21823)
          CIK No. 0001341256

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of (i) prospectuses relating to the offering of the Trust's Class A, B and C shares for each of the following series of the
Trust: Pioneer Global Select Equity Fund, Pioneer Select Research Growth Fund and Pioneer Select Research Value Fund and (ii) prospectuses relating to the offering of the Trust's Class A and C shares and Class Y shares for each of the following series of the Trust: Pioneer High Income Municipal Fund and Pioneer Oak Ridge All Cap Growth Fund that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 5 to the Trust's registration statement on Form N-1A filed electronically (Accession No.0001341256-07-000014) on December 27, 2007.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.
                                                 Very truly yours,


                                                 /s/ Daniel J. Hynes
                                                     Daniel J. Hynes




cc: Ms. Toby R. Serkin








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."